Consolidated income statements (Parenthetical) - € / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share attributable to the owners of the parent
Basic	€ 0.13	€ 0.23	€ 0.11
Diluted	€ 0.13	€ 0.23	€ 0.11